Note E - Accumulated Other Comprehensive Loss (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Comprehensive Income (Loss) [Table Text Block]
	Currency Translation Adjustments	Pension and OPEB Adjustments	Accumulated Other Comprehensive Income (Loss)
Balance at January 1, 2010	$675	$(11,745)	$(11,070)
Current period credit	139	2,413	2,552
Income tax expense	--	(864)	(864)
Other	(46)	--	(46)
Balance at December 31, 2010	768	(10,196)	(9,428)
Current period charge	(886)	(9,012)	(9,898)
Income tax benefit	--	3,282	3,282
Balance at December 31, 2011	(118)	(15,926)	(16,044)
Current period credit (charge)	437	(987)	(550)
Income tax benefit	--	312	312
Balance at December 31, 2012	$319	$(16,601)	$(16,282)